FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	$ (20)	$ (18)	$ (2)
Impact of 10% increase on Net income (loss)	20	18	2
Impact of 10% decrease on Partnership Capital	0	0	0
Impact of 10% increase on Partnership Capital	0	0	0
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(19)	(9)	(8)
Impact of 10% increase on Net income (loss)	19	9	8
Impact of 10% decrease on Partnership Capital	0	0	35
Impact of 10% increase on Partnership Capital	0	0	(35)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(11)	(3)	(6)
Impact of 10% increase on Net income (loss)	11	3	6
Impact of 10% decrease on Partnership Capital	0	0	0
Impact of 10% increase on Partnership Capital	0	0	0
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(3)	1	0
Impact of 10% increase on Net income (loss)	3	(1)	0
Impact of 10% decrease on Partnership Capital	(28)	8	10
Impact of 10% increase on Partnership Capital	28	(8)	(10)
COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	1	0	0
Impact of 10% increase on Net income (loss)	(1)	0	0
Impact of 10% decrease on Partnership Capital	8	7	6
Impact of 10% increase on Partnership Capital	(8)	(7)	(6)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	10	21	14
Impact of 10% increase on Net income (loss)	(10)	(21)	(14)
Impact of 10% decrease on Partnership Capital	231	334	172
Impact of 10% increase on Partnership Capital	(231)	(334)	(172)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(2)	(1)	(1)
Impact of 10% increase on Net income (loss)	2	1	1
Impact of 10% decrease on Partnership Capital	0	0	0
Impact of 10% increase on Partnership Capital	0	0	0
PEN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	0	0	0
Impact of 10% increase on Net income (loss)	0	0	0
Impact of 10% decrease on Partnership Capital	11	12	11
Impact of 10% increase on Partnership Capital	(11)	(12)	(11)
INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(1)	0	0
Impact of 10% increase on Net income (loss)	1	0	0
Impact of 10% decrease on Partnership Capital	10	4	4
Impact of 10% increase on Partnership Capital	$ (10)	$ (4)	$ (4)